QUARTERLY FINANCIAL DATA - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss attributable to common stockholders	$ (143,231)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (263,455)	$ (148,928)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										3,710	2,926	4,424	6,008	2,323	625
Stock-based compensation										102,936	39,540	91,736	137,991	4,858	3,843
Deferred income taxes										2	2	4	(1,063)	151	(2,002)
Non-cash in-kind services										27,723	17,241	28,642	45,729	8,000	0
Loss on forward contract liability	0	0	0	0	1,324	0	$ 0	$ 0	0	0	1,324	1,324	1,324	0	0
Revaluation of warrant liability											29,157	(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net											346	521	658	(763)	47
Prepaid expenses and other current assets										(4,024)	(779)	(250)	(1,586)	157	(2,588)
Accounts payable, accrued expenses and other current liabilities										9,535	9,064	19,398	29,668	(9,366)	15,121
Long-term and customer deposits										(7,247)	4,892	6,823
Net cash used in operating activities										(125,974)	(45,561)	(84,598)	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Purchases and deposits of property, plant and equipment										(64,787)	(6,303)	(15,180)	(22,324)	(21,100)	(9,155)
Investments in affiliate												(15)	(8,817)	0	0
Net cash used in investing activities										(89,587)	(6,303)	(15,195)	(31,141)	(39,302)	(15,410)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid											50,349	50,349
Business Combination and PIPE financing, net of issuance costs paid										0	616,736	616,726	616,726	0	0
Proceeds from the exercise of stock options											1,884	2,204	9,650	1	0
Proceeds from the exercise of stock warrants, net of issuance costs paid												263,064	264,548	0	0
Proceeds from landlord on finance lease										0	889	889	889	0	0
Payments on finance lease liability										(518)	(544)	(789)	(1,042)
Proceeds from issuance of debt										0	4,134	4,134	4,134	0	4,100
Repayments of Debt										(4,100)	(4,134)	(4,134)	(4,134)	0	0
Net cash provided by (used in) financing activities										(1,023)	669,314	932,443	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents										(216,584)	617,450	832,650	759,446	(84,124)	142,303
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period		922,482	707,282		89,832				$ 173,956	849,278	89,832	89,832	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	$ 632,694	849,278	922,482	707,282		89,832				$ 632,694	707,282	922,482	849,278	89,832	173,956
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid													50,349	65,000	$ 0
As Previously Reported
Cash flows from operating activities
Net loss attributable to common stockholders		(147,096)	(117,449)	(86,625)							(119,771)	(237,220)	(384,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											2,926	4,424
Stock-based compensation											39,540	91,736
Deferred income taxes											2	4
Non-cash in-kind services											17,241	28,642
Loss on forward contract liability											1,324	1,324
Revaluation of warrant liability											0	0
Changes in operating assets and liabilities:
Accounts receivable, net											346	521
Prepaid expenses and other current assets											(1,125)	(250)
Accounts payable, accrued expenses and other current liabilities											9,064	19,398
Long-term and customer deposits											4,892	6,823
Net cash used in operating activities											(45,561)	(84,598)	(150,533)
Cash flows from investing activities
Purchases and deposits of property, plant and equipment											(6,303)	(15,180)
Investments in affiliate												(15)
Net cash used in investing activities											(6,303)	(15,195)
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid											50,349	50,349
Business Combination and PIPE financing, net of issuance costs paid											616,736	616,726
Proceeds from the exercise of stock options											1,884	2,204
Proceeds from the exercise of stock warrants, net of issuance costs paid												263,064
Proceeds from landlord on finance lease											889	889
Payments on finance lease liability											(544)	(789)
Proceeds from issuance of debt											4,134	4,134
Repayments of Debt											(4,134)	(4,134)
Net cash provided by (used in) financing activities											669,314	932,443
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents											617,450	832,650
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period		922,482	707,282		89,832						89,832	89,832	89,832
Cash and cash equivalents, including restricted cash and cash equivalents, end of period			922,482	707,282		89,832					707,282	922,482		89,832
Adjustments
Cash flows from operating activities
Net loss attributable to common stockholders		4,860	37,745	(29,157)							(29,157)	8,588	13,448
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization											0	0
Stock-based compensation											0	0
Deferred income taxes											0	0
Non-cash in-kind services											0	0
Loss on forward contract liability											0	0
Revaluation of warrant liability											29,157	(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net											0	0
Prepaid expenses and other current assets											0	0
Accounts payable, accrued expenses and other current liabilities											0	0
Long-term and customer deposits											0	0
Net cash used in operating activities											0	0	0
Cash flows from investing activities
Purchases and deposits of property, plant and equipment											0	0
Investments in affiliate												0
Net cash used in investing activities											0	0
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid											0	0
Business Combination and PIPE financing, net of issuance costs paid											0	0
Proceeds from the exercise of stock options											0	0
Proceeds from the exercise of stock warrants, net of issuance costs paid												0
Proceeds from landlord on finance lease											0	0
Payments on finance lease liability											0	0
Proceeds from issuance of debt											0	0
Repayments of Debt											0	0
Net cash provided by (used in) financing activities											0	0
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents											0	0
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period		$ 0	0		$ 0						0	0	$ 0
Cash and cash equivalents, including restricted cash and cash equivalents, end of period			$ 0	$ 0		$ 0					$ 0	$ 0		$ 0